Cash and cash equivalents and other investments (Schedule of Cash and cash equivalents) (Details) - MXN ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash		$ 6,971,175	$ 898,394
Cash equivalents	[1]	756,523	6,548,053
Total cash and cash equivalents		$ 7,727,698	$ 7,446,447	$ 6,987,241	$ 7,203,604

[1]	Cash equivalents are investments with initial original maturities of less than 90 days and consist primarily of Treasury Bills issued by the United States Treasury Department.